Intangible assets, net	6 Months Ended
Jun. 30, 2023
Intangible Assets Net
Intangible assets, net

Note 6 — Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consist of accounting software. The following table summarizes acquired intangible asset balances as of:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
	(Audited)
Customer relationships	13,300,000	13,300,000	1,840,627
Software	14,745,632	14,745,632	2,040,692
Non-compete agreement	2,300,000	2,300,000	318,304
Subtotal	30,345,632	30,345,632	4,199,623
Less: accumulated amortization	(14,969,109)	(18,158,314)	(2,512,984)
Intangible assets, net	15,376,524	12,187,318	1,686,639

Amortization expense for the six months ended June 30, 2022 and 2023 amounted to RMB 3,190,247 and RMB 3,189,205 (USD 342,666), respectively.

The estimated amortization is as follows:

Twelve months ending June 30,	Estimated amortization expense	Estimated amortization expense
	RMB	USD
2023	3,118,895	431,633
2024	4,600,734	636,709
2025	4,467,080	618,213
2026	609	84
Thereafter	-	-
Total	12,187,318	1,686,639